Summary of Significant Accounting Policies - Accounts Receivable, Net and Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 1,286,120	$ 1,295,149
Impairment loss recognized	$ 0